Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	A substantial shareholder of the Group*
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. (“Cloudminds”)	A company controlled by a director of the Company **

*	As of December 31, 2020, Intel was not a substantial shareholder of the Group.
**	On December 18, 2018, the entity ceased to be a related party of the Company due to the resignation of this director.

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020
	$	$	$
Software services provided to:
Cloudminds	1,373	-	-
Bluecap	-	-	507

Loan from:
Hareesh Ramanna	22	-	-

(c)	Other than disclosed elsewhere, the Group had the following significant related party balances for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020
	$	$	$
Loan from:
Bluecap	1,059	3,273	2,695

Interest expense on loan from:
Bluecap	12	211	438

All balances with related parties as of December 31, 2020 were unsecured, and had no fixed terms of repayment.

On July 31, 2018, the Group entered into a $1,325 short-term loan agreement with Bluecap Mobile Private Limited (“Bluecap”), a company controlled by a key management of the Group (Note 18), bearing an interest rate of 8% per annum to fund the Company’s working capital. The loan does not carry a maturity date and the outstanding principal balance as of December 31, 2020 was $2,695 which is payable on demand. The accrued interests of $199 as in 2019 and $228 in 2020 were recorded in amount due to related parties.